UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [x];  Amendment Number:
This Amendment  (Check only one.):  [x]  is a restatement.
				     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Nelson, Benson, & Zellmer, Inc.
Address: 	3200 Cherry Creek South Drive
Suite 730
Denver, CO  80209

13F File Number:   28-1360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas Herrington
Title:		Senior Vice President
Phone:		303-778-6800
Signature, Place, and Date of Signing:

	Thomas Herrington	Denver, Colorado	October 9, 2000

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	111

Form 13F Information Table Value Total:	128150



List of Other included Managers:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp.                      COM              00130H105      959    14000 SH       SOLE                    14000
                                                               702    10250 SH       DEFINED                 10250
Abbott Laboratories Inc.       COM              002824100       38      800 SH       SOLE                      800
                                                               643    13510 SH       DEFINED                 13510
American Home Products         COM              026609107       51      900 SH       SOLE                      900
                                                              1160    20500 SH       DEFINED                 20500
American Int'l Group Inc.      COM              026874107      108     1125 SH       SOLE                     1125
                                                              2040    21319 SH       DEFINED                 21319
Amgen Inc.                     COM              031162100      391     5600 SH       SOLE                     5600
                                                              1461    20920 SH       DEFINED                 20920
Anheuser Busch Co.             COM              035229103      779    18400 SH       DEFINED                 18400
Bristol-Myers Squibb Co.       COM              110122108      343     6000 SH       SOLE                     6000
                                                                74     1300 SH       DEFINED                  1300
Cablevision Sys Corp-Cl A      COM              12686C109      232     3500 SH       DEFINED                  3500
Cardinal Health Inc.           COM              14149Y108      911    10326 SH       SOLE                    10326
                                                              2832    32112 SH       DEFINED                 32112
Chevron Corp.                  COM              166751107      433     5075 SH       DEFINED                  5075
Circuit City Stores Inc.       COM              172737108      129     5600 SH       SOLE                     5600
                                                              1270    55220 SH       DEFINED                 55220
Cisco Systems Inc.             COM              17275R102       34      610 SH       SOLE                      610
                                                              1041    18834 SH       DEFINED                 18834
Citigroup Inc.                 COM              172967101     1002    18539 SH       SOLE                    18539
                                                              3538    65437 SH       DEFINED                 65437
Computer Sciences Corp.        COM              205363104      683     9195 SH       SOLE                     9195
                                                              2607    35110 SH       DEFINED                 35110
Conoco Inc. Class A.           COM              208251306      261    10000 SH       DEFINED                 10000
Corning Inc.                   COM              219350105      342     1150 SH       DEFINED                  1150
Dover Corp.                    COM              260003108      375     8000 SH       DEFINED                  8000
EMC Corp.                      COM              268648102       55      550 SH       SOLE                      550
                                                              1609    16230 SH       DEFINED                 16230
El Paso Energy Corp.           COM              283905107      801    13000 SH       SOLE                    13000
                                                              3259    52890 SH       DEFINED                 52890
Electronic Data Systems Corp.  COM              285661104       80     1925 SH       SOLE                     1925
                                                               855    20610 SH       DEFINED                 20610
Enron Corp.                    COM              293561106      638     7280 SH       SOLE                     7280
                                                              2128    24280 SH       DEFINED                 24280
Exxon Mobil Corp.              COM              30231g102     1159    13005 SH       SOLE                    13005
                                                              3456    38780 SH       DEFINED                 38780
First Data Corp.               COM              319963104       73     1866 SH       SOLE                     1866
                                                               234     6000 SH       DEFINED                  6000
General Electric Co.           COM              369604103      619    10730 SH       SOLE                    10730
                                                              8178   141767 SH       DEFINED                141767
Goldman Sachs Group            COM              38141G104      685     6010 SH       SOLE                     6010
                                                              3632    31875 SH       DEFINED                 31875
Health Management Associates   COM              421933102       12      600 SH       SOLE                      600
                                                               612    29400 SH       DEFINED                 29400
Hewlett Packard Co.            COM              428236103      458     4720 SH       SOLE                     4720
                                                              1129    11635 SH       DEFINED                 11635
Home Depot Inc.                COM              437076102       29      550 SH       SOLE                      550
                                                              1703    32100 SH       DEFINED                 32100
Intel Corp.                    COM              458140100       93     2240 SH       SOLE                     2240
                                                               685    16480 SH       DEFINED                 16480
International Business Machine COM              459200101       22      200 SH       SOLE                      200
                                                               828     7361 SH       DEFINED                  7361
Interpublic Group Cos. Inc.    COM              460690100      935    27435 SH       DEFINED                 27435
J D Edwards & Co.              COM              281667105      215     8300 SH       DEFINED                  8300
Johnson & Johnson              COM              478160104      169     1800 SH       SOLE                     1800
                                                              1679    17875 SH       DEFINED                 17875
MBNA Corp.                     COM              55262L100      345     8972 SH       SOLE                     8972
                                                              3290    85444 SH       DEFINED                 85444
Marsh & Mclennan Cos.          COM              571748102      929     7000 SH       SOLE                     7000
                                                              3414    25715 SH       DEFINED                 25715
Medtronic Inc.                 COM              585055106       12      240 SH       SOLE                      240
                                                              1067    20595 SH       DEFINED                 20595
Merck & Co.                    COM              589331107      590     7930 SH       SOLE                     7930
                                                              3057    41072 SH       DEFINED                 41072
Motorola Inc.                  COM              620076109      267     9450 SH       DEFINED                  9450
Northern Trust Corp.           COM              665859104      735     8270 SH       SOLE                     8270
                                                              1912    21510 SH       DEFINED                 21510
Omnicom Group Inc.             COM              681919106       55      750 SH       SOLE                      750
                                                              1230    16860 SH       DEFINED                 16860
Oracle Corp.                   COM              68389x105       13      160 SH       SOLE                      160
                                                              1100    13965 SH       DEFINED                 13965
Pepsico, Inc.                  COM              713448108      898    19530 SH       SOLE                    19530
                                                              2624    57040 SH       DEFINED                 57040
Pfizer Inc.                    COM              717081103     1043    23200 SH       SOLE                    23200
                                                              3144    69964 SH       DEFINED                 69964
Procter & Gamble Co.           COM              742718109      864    12900 SH       SOLE                    12900
                                                              3828    57139 SH       DEFINED                 57139
SBC Communications Inc.        COM              78387G103       50     1000 SH       SOLE                     1000
                                                               611    12215 SH       DEFINED                 12215
Safeway Inc.                   COM              786514208      703    15060 SH       SOLE                    15060
                                                              2792    59810 SH       DEFINED                 59810
Schlumberger Ltd.              COM              806857108      451     5480 SH       SOLE                     5480
                                                              2820    34260 SH       DEFINED                 34260
Solectron Corp.                COM              834182107      116     2520 SH       SOLE                     2520
                                                              1294    28055 SH       DEFINED                 28055
State Street Boston Corp.      COM              857477103      156     1200 SH       SOLE                     1200
                                                              3240    24925 SH       DEFINED                 24925
Sun Microsystems               COM              866810104       40      340 SH       SOLE                      340
                                                              1229    10525 SH       DEFINED                 10525
Tennant Co.                    COM              880345103     4642   104894 SH       DEFINED                104894
Texas Instruments Inc.         COM              882508104      109     2300 SH       SOLE                     2300
                                                              1293    27400 SH       DEFINED                 27400
Time Warner Inc.               COM              887315109      483     6170 SH       SOLE                     6170
                                                              2347    29995 SH       DEFINED                 29995
Tyco International Ltd.        COM              902124106      659    12700 SH       SOLE                    12700
                                                              2499    48175 SH       DEFINED                 48175
Verizon Communications         COM              92343v104       30      614 SH       SOLE                      614
                                                               226     4666 SH       DEFINED                  4666
Viacom Inc.                    COM              925524308      295     5036 SH       DEFINED                  5036
Walgreen Co.                   COM              931422109      966    25450 SH       SOLE                    25450
                                                              5773   152170 SH       DEFINED                152170
Walt Disney Co.                COM              254687106       63     1660 SH       SOLE                     1660
                                                               443    11575 SH       DEFINED                 11575
Wells Fargo Bank               COM              949746101       92     2000 SH       SOLE                     2000
                                                              1125    24499 SH       DEFINED                 24499
Worldcom Inc.                  COM              98157d106      115     3773 SH       SOLE                     3773
                                                              1315    43300 SH       DEFINED                 43300
Wrigley Wm Jr. Co.             COM              982526105      277     3704 SH       DEFINED                  3704
St. Mary Ld & Expl Co.                          792228108     1015    44000 SH       DEFINED                 44000